Leases (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Leases Details Narrative
Rental expense for operating leases	$ 108,000	$ 191,000
Early cancellation fee for leases	$ 9,000